Expense Example, No Redemption - DWS Emerging Markets Fixed Income Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 563
3 Years	857
5 Years	1,172
10 Years	2,064
Class T
Expense Example, No Redemption:
1 Year	365
3 Years	674
5 Years	1,004
10 Years	1,938
Class C
Expense Example, No Redemption:
1 Year	194
3 Years	662
5 Years	1,157
10 Years	2,521
INST Class
Expense Example, No Redemption:
1 Year	93
3 Years	307
5 Years	539
10 Years	1,206
Class S
Expense Example, No Redemption:
1 Year	93
3 Years	339
5 Years	605
10 Years	$ 1,366